COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Lease term	36 months
Number of leased cars maintained | item	26
Future minimum rental payments, operating leases:
2016	$ 613
Total	613
Rental, lease, and maintenance expenses	801	$ 883	$ 941
Premises [Member]
Future minimum rental payments, operating leases:
2016	567
Total	567
Motor vehicles [Member]
Future minimum rental payments, operating leases:
2016	46
Total	$ 46